Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 6,475
Loss on Contingent Consideration Payable	253
Contingent and deferred consideration	21,151
Contingent and deferred consideration payable – non-current	$ 9,063	$ 8,975